Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
13.  Income Taxes

The provision for income taxes, if any, is comprised of current and deferred components. The current component, if any, presents the amount of federal and state income taxes that are currently reportable to the respective tax authorities and is measured by applying statutory rates to the Company’s taxable income as reported in its income tax returns. The Company has evaluated its income tax positions in accordance with FASB ASC 740. There were no changes to unrecognized tax benefits during 2013. The tax years 2010 through 2013 remain open to review by various taxing authorities.

ASC Topic 740, Income Taxes defines the confidence level that a tax position must meet in order to be recognized in the financial statements. Accordingly, we have assessed uncertain tax positions in each of the tax jurisdictions in which we have operations and account for the related financial statement implications. We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized in the financial statements on a particular tax position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. The amount of unrecognized tax benefits is adjusted as appropriate for changes in facts and circumstances, such as significant amendments to existing tax law, new regulations or interpretations by the taxing authorities, new information obtained during a tax examination, or resolution of an examination. We recognize both accrued interest and penalties, where appropriate, related to unrecognized tax benefits in income tax expense.

Significant management judgment is required in determining the provision for income taxes, deferred tax assets and liabilities, and any valuation allowance recorded in connection with the deferred tax assets.

Deferred income taxes are provided for the temporary differences between the carrying values of the Company’s assets and liabilities for financial reporting purposes and their corresponding income tax basis. These temporary differences are primarily attributable to a net operating loss, which, due to income tax laws and regulations, become taxable or deductible in different years than their corresponding treatment for financial reporting purposes. The temporary differences give rise to either a deferred tax asset or liability in the financial statements, which is computed by applying statutory tax rates to taxable or deductible temporary differences based upon the classification (i.e., current or noncurrent) of the asset or liability in the financial statements which relate to the particular temporary difference. Deferred taxes related to differences that are not attributable to a specific asset or liability are classified in accordance with the future period in which they are expected to reverse and be recognized for income tax purposes.

During the development stage of the Company when future benefit of the deferred tax asset is uncertain, the Company provides for a full valuation allowance against the deferred tax asset. Net operating loss carryforwards start to expire beginning 2021 for both federal and state purposes. The net operating tax loss carryforwards total approximately $57,200,000 and $50,000,000 at September 30, 2014 and December 31, 2013, respectively.

12. Income Taxes

The provision for income taxes, if any, is comprised of current and deferred components. The current component, if any, presents the amount of federal and state income taxes that are currently reportable to the respective tax authorities and is measured by applying statutory rates to the Company’s taxable income as reported in its income tax returns. The Company has evaluated its income tax positions in accordance with FASB ASC 740. There were no changes to unrecognized tax benefits during 2012. The tax years 2008 through 2011 remain open to review by various taxing authorities.

ASC Topic 740, Income Taxes defines the confidence level that a tax position must meet in order to be recognized in the financial statements. Accordingly, we have assessed uncertain tax positions in each of the tax jurisdictions in which we have operations and account for the related financial statement implications. We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized in the financial statements on a particular tax position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. The amount of unrecognized tax benefits is adjusted as appropriate for changes in facts and circumstances, such as significant amendments to existing tax law, new regulations or interpretations by the taxing authorities, new information obtained during a tax examination, or resolution of an examination. We recognize both accrued interest and penalties, where appropriate, related to unrecognized tax benefits in income tax expense.

Significant management judgment is required in determining the provision for income taxes, deferred tax assets and liabilities, and any valuation allowance recorded in connection with the deferred tax assets.

During the development stage of the Company when future benefit of the deferred tax asset is uncertain, the Company provides for a full valuation allowance against the deferred tax asset. Net operating loss carryforwards start to expire beginning 2023 for both federal and state purposes. The net operating tax loss carryforward totals approximately $50,000,000 and $41,500,000 at December 31, 2013 and December 31, 2012, respectively.

We have recorded a full valuation allowance of $20,458,000 and $16,765,500 as of December 31, 2013 and 2012, respectively, due to uncertainties related to our ability to utilize the Company’s deferred tax assets, primarily consisting of certain net operating losses carried forward. The valuation allowance is based on management’s current estimates of taxable income for the jurisdictions in which we operate and the period over which the deferred tax assets will be recoverable.

	December 31, 2013	December 31, 2012
Current deferred income tax asset:
Tax net operating loss carry forward	$19,522,559	$16,170,277
Tax-deferred stock option expense	935,666	595,209
Research and development expense	-	-
Total current deferred income tax asset	20,458,225	16,765,486
Valuation Allowance	(20,458,225)	(16,765,486)
Net deferred income tax asset	$-	$-

In the event that actual results differ from these estimates, or these estimates are adjusted in future periods, realization of these deferred tax assets for which the valuation allowance has been provided occur, the provision for income taxes may decrease, raising income and positively impacting the Company’s financial position.